INVESTMENT SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Available for Sale Amortized Cost 1 year or less	$ 1,401	$ 1,699
Available for Sale Amortized Cost After 1 year through five years	65,780	44,948
Available for Sale Amortized Cost After 5 years through 10 years	223,767	197,604
Available for Sale Amortized Cost After 10 years	17,788	17,138
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	308,736	261,389
Available For Sale Securities Debt Maturities Mortgage Backed Securities Amortized Cost	102,497	127,082
Available for Sale Securities with no stated maturity Amortized Cost	2,580	2,580
Available-for-sale Securities, Debt Maturities, Remainder of Fiscal Year, Amortized Cost Basis	413,813	391,051
Available-for-sale Securities, Debt Maturities, Next Rolling 1 year or less, Fair Value	1,406	1,706
Available-for-sale Securities, Debt Maturities, Rolling Year One Through Five, Fair Value	65,479	45,217
Available-for-sale Securities, Debt Maturities, Rolling Year Five Through Ten, Fair Value	217,766	201,275
Available-for-sale Securities, Debt Maturities, Rolling after Year Ten, Fair Value	13,666	13,106
Available For Sale Securities Debt Maturities Total	298,317	261,304
Available For Sale Securities Debt Maturities Mortgage Backed Securities Fair Value	102,546	129,818
Available-for-sale Securities, Debt Maturities, Securities with no stated maturity, Fair Value	2,577	2,645
Available-for-sale Securities, Debt Maturities, Remainder of Fiscal Year, Fair Value	403,440	393,767
Available For Sale Securities Debt Maturities Within One Year Weighted Average Yield		2.09%
Available For Sale Securities Debt Maturities After One Year Through Five Years Weighted Average Yield		1.44%
Available For Sale Securities Debt Maturities After Five Year Through Ten Years Weighted Average Yield		1.77%
Available For Sale Securities Debt Maturities After Ten Years Weighted Average Yield		1.33%
Available For Sale Securities Debt Maturities Weighted Average Yield		1.69%
Available For Sale Securities Debt Maturities Mortgage Backed Securities Weighted Average Yield		3.02%
Available For Sale Securities Debt Maturities Single Maturity Date Weighted Average Yield		0.00%
Available For Sale Securities Debt Maturities Remainder Of Fiscal Year Weighted Average Yield		2.11%
Held To Maturity Securities Debt Maturities Next Rolling 1 year or less Amortized Cost	3,560	15,302
Held To Maturity Securities Debt Maturities Next Rolling Year One Through Five Amortized Cost	13,178	10,104
Held To Maturity Securities Debt Maturities Next Rolling Year Five Through Ten Amortized Cost	11,088	8,865
Held To Maturity Securities Debt Maturities Next Rolling Year After Ten Years Amortized Cost	4,055	4,515
Held To Maturity Debt Maturities Amortized Cost Total	31,881	38,786
Held To Maturity Securities Mortgage Backed Securities Amortized Cost	0	0
Held To Maturity Securities Debt Maturities, Securities with no stated maturity Amortized Cost	0	0
Held To Maturity Securities Amortized Cost Total	31,881	38,786
Held-to-maturity Securities, Debt Maturities, Next Rolling 1 year or less, Fair Value	3,586	15,325
Held-to-maturity Securities, Debt Maturities, Rolling Year One Through Five, Fair Value	13,397	10,389
Held-to-maturity Securities, Debt Maturities, Rolling Year Five Through Ten, Fair Value	11,108	9,370
Held-to-maturity Securities, Debt Maturities, Rolling after Ten Years, Fair Value	4,056	5,046
Held To Maturity Debt Maturities Total	32,147	40,130
Held To Maturity Securities Debt Maturities Mortgage Backed Securities Fair Value	0	0
Held-to-maturity Securities, Debt Maturities, Securities with no stated maturity, Fair Value	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 32,147	$ 40,130	$ 35,812
Held To Maturity Securities Debt Maturities Within One Year Weighted Average Yield		1.36%
Held To Maturity Securities Debt Maturities After One Year Through Five Years Weighted Average Yield		3.22%
Held To Maturity Securities Debt Maturities After Five Year Through Ten Years Weighted Average Yield		4.07%
Held To Maturity Securities Debt Maturities After Ten Years Weighted Average Yield		4.51%
Held To Maturity Securities Debt Maturating In Years Weighted Average Yield		2.83%
Held To Maturity Securities Debt Maturities Mortgage Backed Securities Weighted Average Yield		0.00%
Held To Maturity Securities Debt Maturities Without Single Maturity Weighted Average Yield		0.00%
Held To Maturity Securities Debt Maturities Weighted Average Yield		2.83%